Related Party Transactions (Details) - Schedule of due from related parties - USD ($)	Sep. 30, 2022	Mar. 31, 2022
Related Party Transactions (Details) - Schedule of due from related parties [Line Items]
Amount due from related parties	$ 2,748,339
Jiangsu Health Pharmaceutical Investment Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of due from related parties [Line Items]
Amount due from related parties	2,635,657
Taizhou Jiutian Pharmaceutical Co. Ltd [Member]
Related Party Transactions (Details) - Schedule of due from related parties [Line Items]
Amount due from related parties	110,236
Taizhou Su Xuan Tang Chinese Medicine Clinic [Member]
Related Party Transactions (Details) - Schedule of due from related parties [Line Items]
Amount due from related parties	$ 2,446